Equity (Details)		6 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 $ / shares shares	May 14, 2024 shares	Apr. 03, 2024 shares
Equity [Line Items]
Warrants issued			314,070
Fair value of warrants		¥ (1,430,663)	$ (196,000)
Least of after-tax profits percentage			10.00%
Reserve funds percentage			50.00%
Restricted Stock, Value, Shares Issued Net of Tax Withholdings (in Yuan Renminbi) | ¥		106,075,009
Warrant [Member]
Equity [Line Items]
Fair value of warrants | $			$ 120,000
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, authorized	[1]		450,000,000		450,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Ordinary shares, issued	[1]		15,231,387		14,707,073
Ordinary shares, outstanding	[1]		15,231,387		14,707,073
Exercise price (in Dollars per share) | $ / shares			$ 4.4
Class A Ordinary Shares [Member] | Convertible Notes [Member]
Equity [Line Items]
Ordinary shares, issued			524,314
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, authorized	[1]		50,000,000		50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Ordinary shares, issued	[1]		16,816,692		16,816,692
Ordinary shares, outstanding	[1]		16,816,692		16,816,692
IPO [Member]
Equity [Line Items]
Fair value of warrants		617,554	$ 85,406
IPO [Member] | Warrant [Member]
Equity [Line Items]
Warrants issued						1,188	75,000
Over-Allotment Warrants [Member]
Equity [Line Items]
Fair value of warrants		¥ 9,786	$ 1,353

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares (Note 1 and Note 11).